Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ (10,918)	$ 16,874	$ 74,608
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	33,846	(26,272)	(81,713)
Currency translation differences	(41,956)	(9,947)	(22,284)
Tax effect	(9,139)	5,897	20,088
Net expenses recognized directly in equity	(17,249)	(30,322)	(83,909)
Cash flow hedges	58,292	58,381	55,765
Tax effect	(14,573)	(14,595)	(13,941)
Transfers to income statement	43,719	43,786	41,824
Other comprehensive income/(loss)	26,470	13,464	(42,085)
Total comprehensive income for the year	15,552	30,338	32,523
Total comprehensive income attributable to non-controlling interest	(14,586)	(4,627)	(12,429)
Total comprehensive income attributable to the Company	$ 966	$ 25,711	$ 20,094